FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Long-term debt, including current portion	$ 18,721	$ 17,364
Carrying Value
Liabilities:
Long-term debt, including current portion	19,017	17,479
Total liabilities	19,021	17,486
Carrying Value | Cash flow hedges, including current portion
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value
Liabilities:
Long-term debt, including current portion	18,721	17,364
Total liabilities	18,725	17,371
Fair Value | Cash flow hedges, including current portion
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value | Level 1
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 1 | Cash flow hedges, including current portion
Liabilities:
Cash flow hedges, including current portion	0	0
Fair Value | Level 2
Liabilities:
Long-term debt, including current portion	18,721	17,364
Total liabilities	18,725	17,371
Fair Value | Level 2 | Cash flow hedges, including current portion
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value | Level 3
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 3 | Cash flow hedges, including current portion
Liabilities:
Cash flow hedges, including current portion	$ 0	$ 0